UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 20,930	$ 63,290
Comprehensive income	20,930	63,290
Comprehensive income attributable to:
Owners of Cool Company Ltd.	20,930	62,641
Non-controlling interests	0	649
Comprehensive income	$ 20,930	$ 63,290